Related Party Transactions and Balances (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Mr Cheung Ching Ping One [Member]
Related Party Transaction [Line Items]
Remuneration amount	$ 295,900
Mr. Cheung Chi Ping [Member]
Related Party Transaction [Line Items]
Remuneration amount	295,900
Mr Cheung Yick Chung [Member]
Related Party Transaction [Line Items]
Remuneration amount	$ 295,900